SIGNIFICANT ACCOUNTING POLICIES - Leases (Details) - HKD ($) $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Weighted-average remaining lease term	3 years		3 years		3 years
Weighted-average discount rate	4.69%		4.65%		4.71%
Right-of-use assets obtained under operating leases	$ 7,642	$ 83,265	$ 44,793	$ 83,265